Consolidated Statements of Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Sales and operating revenue:
Net sales	¥ 7,035,537	¥ 6,682,274	¥ 5,691,216
Financial services revenue	1,077,604	988,944	999,276
Other operating revenue	102,739	96,048	105,012
Sales and operating revenue, Total	8,215,880	7,767,266	6,795,504
Costs and expenses:
Cost of sales	5,275,144	5,140,053	4,485,425
Selling, general and administrative	1,811,461	1,728,520	1,457,626
Financial services expenses	882,990	816,158	854,221
Other operating (income) expense, net	181,658	48,666	(235,219)
Costs and Expenses, Total	8,151,253	7,733,397	6,562,053
Equity in net income (loss) of affiliated companies	3,921	(7,374)	(6,948)
Operating income	68,548	26,495	226,503
Other income:
Interest and dividends	12,887	16,652	21,987
Gain on sale of securities investments, net	8,714	12,049	41,781
Other	3,475	13,752	4,888
Other income, Total	25,076	42,453	68,656
Other expenses:
Interest	23,600	23,460	26,657
Foreign exchange loss, net	20,533	9,224	10,360
Other	9,762	10,523	16,058
Other expenses, Total	53,895	43,207	53,075
Income (loss) before income taxes	39,729	25,741	242,084
Income taxes:
Current	80,751	101,243	75,734
Deferred	7,982	(6,661)	64,664
Income tax expense, Total	88,733	94,582	140,398
Net income (loss)	(49,004)	(68,841)	101,686
Less - Net income attributable to noncontrolling interests	76,976	59,528	60,146
Net income (loss) attributable to Sony Corporation's stockholders	¥ (125,980)	¥ (128,369)	¥ 41,540
Net income (loss) attributable to Sony Corporation's stockholders per share
- Basic	¥ (113.04)	¥ (124.99)	¥ 41.32
- Diluted	¥ (113.04)	(124.99)	38.79
Cash dividends		¥ 25.00	¥ 25.00